Provisions (Schedule of Provisions) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance at January, 1		$ 119,531	$ 41,686
Reclassified from long-term liabilities			34,263
Provision made during the year			130,193
Provision reversed to profit/(loss) during the year			(4,587)
Provision paid/ released		(75,189)	(76,193)
Effects of foreign currency			(5,831)
Balance at December, 31		44,342	119,531
Financial Guarantee [Member]
Disclosure of other provisions [line items]
Balance at January, 1	[1]	118,763
Reclassified from long-term liabilities	[1]		34,263
Provision made during the year	[1]		130,193
Provision reversed to profit/(loss) during the year	[1]		(4,587)
Provision paid/ released	[1]	(74,421)	(36,023)
Effects of foreign currency	[1]		(5,083)
Balance at December, 31	[1]	44,342	118,763
Others [Member]
Disclosure of other provisions [line items]
Balance at January, 1	[2]	768	41,686
Reclassified from long-term liabilities				[2]
Provision made during the year				[2]
Provision reversed to profit/(loss) during the year				[2]
Provision paid/ released		(768)	(40,170)	[2]
Effects of foreign currency			(748)	[2]
Balance at December, 31			$ 768	[2]

[1]	Relates to Kenon's provision of financial guarantees to Chery in respect of an obligation of Qoros (see Note 10.C.b.7).
[2]	Corresponds to a provisison made by an I.C. Power's subsidiary as a result of a regulator charge. Expenses related to this provision were recognized in the cost of sales in the amount of $15 million in 2015.